SEGMENT AND GEOGRAPHICAL INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment And Geographical Information
Revenues	$ 246,039	$ 233,960	$ 233,764	$ 220,988	$ 221,937	$ 218,187	$ 212,332	$ 205,665	$ 934,751	$ 858,121	$ 834,004
Interest expense	78,516	74,115	70,669	63,128	69,918	64,997	62,932	59,475	286,428	257,322	254,073
Segment net income									259,250	266,340	213,581
Depreciation and amortization									142,852	115,092	108,902
Expenditures for equipment on operating leases									996,858	620,561	459,477
Provision (benefit) for credit losses, net									14,124	(5,904)	44,578
Additional disclosures
Segment assets	15,909,565				14,986,704				15,909,565	14,986,704	13,346,529
Managed receivables	12,884,569				12,298,451				12,884,569	12,298,451	10,901,963
Eliminations.
Segment And Geographical Information
Revenues									(4,887)	(5,134)	(3,092)
Interest expense									(4,887)	(5,134)	(3,092)
Additional disclosures
Segment assets	(214,269)				(214,030)				(214,269)	(214,030)	(225,351)
United States
Segment And Geographical Information
Segment net income									186,611	197,707	152,854
Depreciation and amortization									108,074	81,979	76,145
Expenditures for equipment on operating leases									861,815	501,599	355,076
Provision (benefit) for credit losses, net									10,706	(9,323)	33,875
Additional disclosures
Managed receivables	10,708,704				10,147,225				10,708,704	10,147,225	8,849,079
United States | Operating segment
Segment And Geographical Information
Revenues									741,869	666,776	644,900
Interest expense									236,835	209,435	202,208
Additional disclosures
Segment assets	13,430,826				12,536,638				13,430,826	12,536,638	11,016,740
Canada
Segment And Geographical Information
Segment net income									72,639	68,633	60,727
Depreciation and amortization									34,778	33,113	32,757
Expenditures for equipment on operating leases									135,043	118,962	104,401
Provision (benefit) for credit losses, net									3,418	3,419	10,703
Additional disclosures
Managed receivables	2,175,865				2,151,226				2,175,865	2,151,226	2,052,884
Canada | Operating segment
Segment And Geographical Information
Revenues									197,769	196,479	192,196
Interest expense									54,480	53,021	54,957
Additional disclosures
Segment assets	$ 2,693,008				$ 2,664,096				$ 2,693,008	$ 2,664,096	$ 2,555,140